10. INTANGIBLE ASSETS (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Average useful lives	9 years	7 years
Customer Related Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Average useful lives	13 years	13 years